Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 22,129	$ 21,522	$ 28,871
Increase	10,610	5,768	4,985
Usage of tax losses	(10,706)	(4,558)	(1,986)
Unused tax losses - 2028 to 2030		0	(7,830)
Effect of foreign currency exchange rates	(33)	(603)	(2,518)
Balance at end of the period	$ 22,000	$ 22,129	$ 21,522